Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2019	Jan. 31, 2019	Feb. 21, 2018	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	May 21, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 24, 2018
Class Of Stock [Line Items]
Stockholders' Equity, Reverse Stock Split							1-for-15 reverse stock split
Proceeds from issuance of Common Limited partners units								$ 0	$ 33,532
Net proceeds from issuance of general partner units								8	714
Equity compensation expense								1,013	$ 1,235
Navios GP L.L.C. general partner interest in Navios Partners										2.00%
Compensation cost of non-vested restricted common units not yet recognized				$ 2,461				$ 2,461
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings								20.50%
Common Unitholders
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 8), units						91,337
Partners Capital account units sold in public offering			1,228,133
Unit price			$ 28.5
Proceeds from issuance of Common Limited partners units			$ 35,002
Proceeds from issuance of common units, net of offering costs			33,374
Offering costs			$ 1,629
Issuance of restricted units, Unit-based Compensation					25,396
Net proceeds from issuance of general partner untis						1,228,133
Net proceeds from issuance of general partner untis						$ 33,374
Issuance of restricted common units (see Note 8), value						$ 614
Acquisition of treasury stock (see Note 8), value				$ 1,126	$ 3,373			$ 4,499
Acquisition of treasury stock (see Note 8), units				85,812	227,140			312,952
Common Unitholders | Share Repurchase Program | Maximum
Class Of Stock [Line Items]
Vesting period		2 years
Acquisition of treasury stock (see Note 8), value		$ 50,000
General Partner
Class Of Stock [Line Items]
Issuance of restricted common units (see Note 8), units						1,864
Partners Capital account units sold in public offering			25,064
Net proceeds from issuance of general partner units			$ 714
Issuance of restricted units, Unit-based Compensation					518
General Partner's capital account units sold in public offering						25,064
Issuance of restricted common units (see Note 8), value						$ 64
Restricted Common Units
Class Of Stock [Line Items]
Equity compensation expense				$ 297				$ 591
Vesting period								4 years
Non vested restricted common units, Outstanding balance				247,718				247,718
Directors and/ or officers | Authorized February 2019
Class Of Stock [Line Items]
Equity compensation expense				$ 52				$ 85
Directors and/ or officers | Authorized December 2018
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units											$ 27
Partners Capital account units sold in private placement											1,933
Equity compensation expense				$ 170				$ 337
Directors and/ or officers | Restricted Common Units | Authorized February 2019
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	25,396
Vesting period	4 years
Directors and/ or officers | Restricted Common Units | Authorized December 2018
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation											97,633
Navios Holdings
Class Of Stock [Line Items]
Navios GP L.L.C. general partner interest in Navios Partners								2.10%